Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Summary of Stock Options Activity

The following summarizes stock options activity for the years ended December 31:

	2014		2013		2012
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price

Outstanding at beginning of year	30,760	$17.90	31,760	$17.85	39,620	$17.49
Granted	–	–	–	–	–	–
Exercised	(18,856)	(17.84)	(1,000)	(16.10)	(4,650)	(16.05)
Forfeited	–		–		(3,210)	(16.06)

Outstanding at end of year	11,904	18.00	30,760	17.90	31,760	17.85

Options exercisable at year-end	11,904	$18.00	30,760	$17.90	31,760	$17.85
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Summary of Options Outstanding

Options outstanding at December 31, 2014 were as follows:

Outstanding
Weighted
		Average		Weighted
		Remaining		Average
Exercise		Contractual		Exercise
Price	Number	Life (Years)	Number	Price

$ 18.00	11,904	1.23	11,904	$18.00